EARNINGS PER UNIT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 13,067	$ 7,587
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	12,230
Weighted-average common units outstanding – basic (in units)	24,412,427
Earnings per common unit – basic (in dollars per unit)	$ 0.25
Weighted-average common units outstanding – diluted (in units)	24,455,603
Earnings per common unit – diluted (in dollars per unit)	$ 0.25
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.25
Phantom units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental units attributable to share-based payment arrangements	145,269
Phantom and restricted units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental units attributable to share-based payment arrangements	131,558
Limited partners, Common
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	6,115	0
Limited partners, Subordinated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 6,115	$ 0